DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
DERIVATIVE INSTRUMENTS
Schedule of fair value of outstanding derivative instruments

Foreign exchange forward		December 31,
and options contracts	Balance sheet	2023	2022

Fair value of foreign exchange forward and options	Other payables and accrued expenses	$(461)	$(5,143)

Loss recognized in other comprehensive income	“Other comprehensive income (loss)”	$(175)	$(4,577)

Schedule of cash flow hedging relationship on income

		Year Ended
Foreign exchange forward	Comprehensive	December 31,
and options contracts	Income (loss)	2023	2022
Comprehensive loss from derivatives before reclassifications	“Other comprehensive income (loss)”	$(2,165)	$(8,979)

Loss reclassified from accumulated other comprehensive income (loss)	“Operating expenses (income)”	$6,567	$3,683